8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of share purchase warrants outstanding and exercisable (Tables)	12 Months Ended
Jan. 31, 2018
Tables/Schedules
Schedule of share purchase warrants outstanding and exercisable

The following share purchase warrants were outstanding and exercisable at January 31 2018:

Number of Warrants	Exercise Price	Expiry Date

290,500	$ 1.50	June 27, 2018
1,015,502	$ 1.00	September 13, 2019[2]
138,900	$ 1.00	September 21, 2019[1]
560,063	$ 1.00	November 6, 2019[2]

1)   Warrants contain an additional exercise clause that if the common shares close at a price of $1.20 or greater, for a period of 10 consecutive trading days, the warrants would expire on the 31st day.  Subsequent to the end of the year, the warrants were triggered, with 73,500 warrants exercised and 65,400 expired unexercised.

2)   Warrants contain an additional exercise clause that if the common shares close at a price of $1.40 or greater, for a period of 20 consecutive trading days, the warrants would expire on the 30th day after the date on which notice is given by the Company.